INVENTORIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
INVENTORIES
13	INVENTORIES

	2019	2018
	US$’000	US$’000

Bunkers and other consumables at cost	12,491	10,841
	-	-
Ships reclassified from ships, property, plant and equipment as inventories (Note 14) (a)	15,932	7,321
Sale of ships recognised as inventories (a)	(15,932)	(7,321)

Included in assets of a disposal group held for sale (Note 40)	(255)	-
	12,236	10,841

(a)
Ships reclassified from Ships, property, plant and equipment as inventories is reconciled as follows:

	2019	2018
	US$’000	US$’000

Cost	40,871	15,203
Accumulated depreciation	(11,659)	(3,443)
Impairment	(13,280)	(4,439)
Carrying amount	15,932	7,321

On 2 April 2019 and 23 April 2019, the Group entered into memoranda of agreement with third parties for the sale of a ship at purchase consideration of $7,800,000 and $8,875,000
(net consideration of $7,378,000 and $8,257,000),

respectively. The ships were delivered to third parties on 30 April 2019 and the 28 June 2019.

On 10 October 2018, the Group entered into a memorandum of agreement with third party for the sale of a ship at purchase consideration of $8,650,000
 (net consideration of $8,313,000).

The ship was delivered to third parties on 26 October 2018.